Securitizations And Variable Interest Entities (Schedule Of Quantitative Information and Net Credit Losses about Securitized and Other Financial Assets Managed Together) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	$ 229,266	$ 484,248
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	2,642	27,418
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	362	597
US Government-sponsored Enterprises [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Consumer Mortgage Loans Subject to Conditional Repurchase Options	0	2,300
Private Placement [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Consumer Mortgage Loans Subject to Conditional Repurchase Options	0	132
On-Balance Sheet Loans [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	101,631	123,312
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	617	3,760
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	344	510
On-Balance Sheet Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	53,715	63,884
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	351	341
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	369	321
On-Balance Sheet Loans [Member] | Residential Mortgage [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	12,311	18,940
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	241	3,242
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	8	150
On-Balance Sheet Loans [Member] | Commercial Automobile [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	32,822	37,302
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	24	162
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	(1)	13
On-Balance Sheet Loans [Member] | Commercial Finance Receivables And Loans, Mortgage [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	0	1,925
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	0	14
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	(1)	31
On-Balance Sheet Loans [Member] | Commercial Other [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	2,783	1,261
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	1	1
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	(31)	(5)
Off-Balance Sheet Loans [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	120,879	326,975
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,896	20,757
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	2	0
Off-Balance Sheet Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,495	0
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	4	0
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	2	0
Off-Balance Sheet Loans [Member] | US Government-sponsored Enterprises [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	119,384	262,984
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,892	9,456
Off-Balance Sheet Loans [Member] | Private Placement [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	0	63,991
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	0	11,301
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	0	0
Whole-Loan Transactions [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	6,756	33,961
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	129	2,901
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	$ 16	$ 87